UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of April 30, 2014 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 97.9% of Net Assets

Lodging – 0.9%
91,100	Hilton Worldwide Holdings, Inc.(b)	$1,988,713

Real Estate – 2.6%
37,800	Alexander & Baldwin, Inc.	1,410,318
71,300	American Homes 4 Rent, Class A	1,144,365
172,000	Forest City Enterprises, Inc., Class A(b)	3,252,520

		5,807,203

Real Estate Investment Trusts – 94.4%
	REITs - Apartments – 14.8%
72,900	American Campus Communities, Inc.	2,784,780
70,800	AvalonBay Communities, Inc.	9,667,740
64,000	Camden Property Trust	4,383,360
233,500	Equity Residential	13,879,240
12,479	Essex Property Trust, Inc.	2,162,112

		32,877,232

	REITs - Diversified – 8.9%
76,300	American Assets Trust, Inc.	2,590,385
51,000	Armada Hoffler Properties, Inc.	493,680
131,700	DuPont Fabros Technology, Inc.	3,191,091
90,300	EPR Properties	4,840,983
104,400	Liberty Property Trust	3,915,000
48,000	Vornado Realty Trust	4,924,800

		19,955,939

	REITs - Health Care – 10.7%
14,400	Aviv REIT, Inc.	380,016
203,800	HCP, Inc.	8,531,068
107,800	Health Care REIT, Inc.	6,801,102
122,200	Ventas, Inc.	8,074,976

		23,787,162

	REITs - Hotels – 5.4%
432,200	Host Hotels & Resorts, Inc.	9,270,690
106,600	RLJ Lodging Trust	2,843,022

		12,113,712

	REITs - Manufactured Homes – 1.5%
78,100	Equity Lifestyle Properties, Inc.	3,270,047

	REITs - Office Property – 14.8%
56,700	Alexandria Real Estate Equities, Inc.	4,185,594
174,400	BioMed Realty Trust, Inc.	3,644,960
94,900	Boston Properties, Inc.	11,116,586
89,900	Douglas Emmett, Inc.	2,481,240
141,700	Empire State Realty Trust, Inc., Class A	2,168,010
60,572	First Potomac Realty Trust	789,253
124,000	Kilroy Realty Corp.	7,386,680

Shares	Description	Value (†)
Common Stocks – continued

Real Estate Investment Trusts – continued

	REITs - Office Property – continued
64,100	Piedmont Office Realty Trust, Inc., Class A	$1,128,801

		32,901,124

	REITs - Regional Malls – 15.4%
77,300	Macerich Co. (The)	5,017,543
149,800	Simon Property Group, Inc.	25,945,360
47,300	Taubman Centers, Inc.	3,445,332

		34,408,235

	REITs - Shopping Centers – 8.8%
83,500	Acadia Realty Trust	2,265,355
218,700	DDR Corp.	3,755,079
51,200	Federal Realty Investment Trust	6,018,048
104,700	Ramco-Gershenson Properties Trust	1,725,456
70,400	Regency Centers Corp.	3,691,072
134,800	Retail Opportunity Investments Corp.	2,108,272

		19,563,282

	REITs - Single Tenant – 1.0%
66,400	National Retail Properties, Inc.	2,266,232

	REITs - Storage – 8.0%
104,100	CubeSmart	1,936,260
95,100	Extra Space Storage, Inc.	4,976,583
62,100	Public Storage	10,899,171

		17,812,014

	REITs - Warehouse/Industrials – 5.1%
269,200	ProLogis, Inc.	10,937,596
25,000	Rexford Industrial Realty, Inc.	355,500

		11,293,096

	Total Real Estate Investment Trusts	210,248,075

	Total Common Stocks (Identified Cost $186,451,843)	218,043,991

Principal Amount
Short-Term Investments – 2.1%
$4,660,272	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2014 at 0.000% to be repurchased at $4,660,272 on 5/01/2014 collateralized by $4,790,000 U.S. Treasury Note, 1.375% due 9/30/2018 valued at $4,754,051 including accrued interest(c) (Identified Cost $4,660,272)	4,660,272

	Total Investments – 100.0% (Identified Cost $191,112,115)(a)	222,704,263
	Other Assets Less Liabilities – (0.0)%	(78,112)

	Net Assets – 100.0%	$222,626,151

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2014, the net unrealized appreciation on investments based on a cost of $191,112,115 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,645,825
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,053,677)

Net unrealized appreciation	$31,592,148

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$218,043,991	$—	$—	$218,043,991
Short-Term Investments	—	4,660,272	—	4,660,272

Total	$218,043,991	$4,660,272	$—	$222,704,263

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2014 (Unaudited)

REITs - Regional Malls	15.4%
REITs - Office Property	14.8
REITs - Apartments	14.8
REITs - Health Care	10.7
REITs - Diversified	8.9
REITs - Shopping Centers	8.8
REITs - Storage	8.0
REITs - Hotels	5.4
REITs - Warehouse/Industrials	5.1
Real Estate	2.6
Other Investments, less than 2% each	3.4
Short-Term Investments	2.1

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 18, 2014

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 18, 2014